Guarantees and commitments (Details 3) (USD $) In Billions, unless otherwise specified	114 Months Ended
Jun. 30, 2013
Guarantees
Residential mortgage loans sold	$ 163.8
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	23.1
Non-agency securitizations
Guarantees
Residential mortgage loans sold	132.5
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	27.4
Borrower payments on mortgage loans sold	87.3
Loan defaults on mortgage loans sold	$ 17.8